UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22927

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2017 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio (PDBC)

July 31, 2017

(Unaudited)

Principal Amount		Value
	U.S. Treasury Bills - 82.3%(b)
$80,000,000	0.977%, 08/24/17	$79,950,560
60,000,000	0.950%, 08/31/17	59,952,480
150,000,000	1.022%, 10/12/17	149,677,050
45,000,000	1.110%, 01/04/18	44,792,100
40,000,000	1.115%, 01/04/18(c)	39,815,200

	Total U.S. Treasury Bills (Cost $374,185,787)	374,187,390

Number of Shares
	Money Market Funds - 12.6%(d)
39,104,361	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%	39,104,361
6,125,371	Invesco Short-Term Investments Company Global Series PLC - US Dollar Liquid Portfolio - Institutional Class, 1.22%	6,125,371
12,000,000	Invesco Liquid Assets Portfolio - Institutional Class, 1.17%(e)	12,000,000

	Total Money Market Funds (Cost $57,229,732)	57,229,732

	Total Investments (Cost $431,415,519)(f) - 94.9%	431,417,122
	Other assets less liabilities - 5.1%	23,218,335

	Net Assets - 100.0%	$454,635,457

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	All or a portion of the value was pledged as collateral for swap agreements.
(f)	At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $1,603, which consisted of aggregate gross unrealized appreciation of $17,720 and aggregate gross unrealized depreciation of $16,117.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	329	December-2017/Long	$17,443,580	$(601,602)
Corn	356	July-2018/Long	7,244,600	(93,230)
Gasoline RBOB	292	December-2017/Long	18,408,264	195,130
Gold	89	December-2017/Long	11,333,260	291,501
LME Copper	45	December-2017/Long	7,186,500	489,776
LME Primary Aluminum	133	December-2017/Long	6,402,288	71,549
LME Zinc	93	December-2017/Long	6,511,163	29,033
Natural Gas	272	September-2017/Long	7,599,680	(417,191)
NY Harbor ULSD	256	June-2018/Long	17,639,731	1,272,478
Silver	30	December-2017/Long	2,532,600	(143,752)
Soybean	153	November-2017/Long	7,705,463	57,678
Sugar No.11	329	March-2018/Long	5,748,288	415,054
Wheat	274	July-2018/Long	7,404,850	399,125
WTI Crude Oil	348	December-2017/Long	17,560,080	(730,905)

Total Futures Contracts - Commodity Risk				$1,234,644

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Termination Date	Notional Value	Unrealized Appreciation
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1035	0.04%	August 2017	$100,000,000	$4,645,160
Macquarie Bank Limited	Receive	Macquarie Commodity Customized Product 253E Index	0.26%	August 2017	100,000,000	4,642,379
Royal Bank of Canada	Receive	RBC Enhanced Commodity PSO1 Index	0.24%	August 2017	100,000,000	4,411,806

Total Open Over-The-Counter Total Return Swap Agreements - Commodity Risk						$13,699,345

Index Information:

Goldman Sachs Commodity i-Select Strategy 1035 - a basket of indices that provide exposure to various components of agriculture, energy, base metals and precious metals markets. The underlying commodities comprising the indices are: Aluminum, Brent Crude Oil, Copper, Corn, Crude Oil, Gold, Heating Oil, Natural Gas, Silver, Soybeans, Sugar, Unleaded Gasoline, Wheat and Zinc.

Macquarie Commodity Customized Product 253E Index - a basket of indices that provide exposure to various components of agriculture, energy, base metals and precious metals markets. The underlying commodities comprising the indices are: Aluminum, Brent Crude Oil, Copper, Corn, Crude Oil, Gold, Heating Oil, Natural Gas, Silver, Soybeans, Sugar, Unleaded Gasoline, Wheat and Zinc.

RBC Enhanced Commodity PSO1 Index - a commodity index that provides exposure to future contracts on Aluminum, Brent Crude Oil, Copper, Corn, Gold, Heating Oil, Natural Gas, Silver, Soybeans, Sugar, Unleaded Gasoline, Wheat, WTI Crude Oil and Zinc.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$374,187,390	$—	$374,187,390
Money Market Funds	57,229,732	—	—	57,229,732
Futures Contracts(a)	1,234,644	—	—	1,234,644
Swap Agreements(a)	—	13,699,345	—	13,699,345

Total Investments	$58,464,376	$387,886,735	$—	$446,351,111

(a)	Unrealized appreciation.

Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts - Exchange-Traded	$3,221,324
Unrealized appreciation on swap agreements - OTC	13,699,345

Total Derivative Assets	$16,920,669

Derivatives not subject to master netting agreements	(3,221,324)

Total Derivative Assets subject to master netting agreements	$13,699,345

Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts - Exchange-Traded	$(1,986,680)
Unrealized depreciation on swap agreements - OTC	—

Total Derivative Liabilities	$(1,986,680)

Derivatives not subject to master netting agreements	1,986,680

Total Derivative Liabilities subject to master netting agreements	$—

Effect of Derivative Investments for the nine months ended July 31, 2017.

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Gain (Loss)
Commodity Risk
Realized Gain (Loss):
Futures Contracts	$(18,722,653)

Change in Net Unrealized Appreciation (Depreciation):
Futures Contracts	(5,209,514)
Swap Agreements	13,699,345

Total	$(10,232,822)

The table below summarizes the nine month average notional value of futures contracts and the three month average notional value of swap agreements.

	Average Notional Value
Futures Contracts	$474,569,932	$—
Swap Agreements	—	168,166,667

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2017

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	9/28/2017